Share-Based Compensation - Summary of stock option activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of options, beginning balance	387,000
Number of options, granted	6,970,284	387,000
Number of options, Forfeited/Cancelled	(956,130)
Number of options, ending balance	6,401,154	387,000
Number of options, Exercisable	275,935
Weighted average exercise price, beginning balance	$ 2.01
Weighted average exercise price, granted	3.84	$ 2.01
Weighted average exercise price, forfeited	3.63
Weighted average exercise price, ending balance	3.76	$ 2.01
Weighted average exercise price, exercisable	$ 3.38
Remaining contractual term	9 years 8 months 15 days	9 years 7 months 20 days
Remaining contractual term, exercisable	9 years 6 months 21 days